STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock Registered Direct Offering	Common Stock At the Market Offering	Common Stock	Additional Paid-In Capital Registered Direct Offering	Additional Paid-In Capital At the Market Offering	Additional Paid-In Capital	Accumulated Deficit	Registered Direct Offering	At the Market Offering	Total
Balance at beginning at Dec. 31, 2021			$ 10,216			$ 38,948,334	$ (26,548,309)			$ 12,410,241
Balance at beginning, Common shares (in shares) at Dec. 31, 2021			10,215,792
Share-based compensation, shares granted						2,871,681				2,871,681
Share-Based Payments to Vendors			$ 115			430,565				430,680
Share-Based Payments to Vendors (in shares)			114,889
Issuance of shares of common stock			$ 1,159			3,694,023				3,695,182
Issuance of shares of common stock (in shares)			1,159,211
Cashless Warrant Exercise			$ 7			(7)
Cashless Warrant Exercise (in shares)			6,948
Pre-funded Warrant Exercise			$ 131			(118)				13
Pre-funded Warrant Exercise (in shares)			(130,769)
Net Loss							(12,092,776)			(12,092,776)
Balance at ending at Dec. 31, 2022			$ 11,628			45,944,478	(38,641,085)			$ 7,315,021
Balance at ending, Common shares (in shares) at Dec. 31, 2022			11,627,609							11,627,609
Share-Based Compensation						733,472				$ 733,472
Share-Based Payments to Vendors			$ 44			165,859				165,903
Share-Based Payments to Vendors (in shares)			44,186
Net Loss							(2,902,957)			(2,902,957)
Balance at ending at Mar. 31, 2023			$ 11,672			46,843,809	(41,544,042)			5,311,439
Balance at ending, Common shares (in shares) at Mar. 31, 2023			11,671,795
Balance at beginning at Dec. 31, 2022			$ 11,628			45,944,478	(38,641,085)			$ 7,315,021
Balance at beginning, Common shares (in shares) at Dec. 31, 2022			11,627,609							11,627,609
Net Loss										$ (9,463,178)
Balance at ending at Sep. 30, 2023			$ 13,005			52,025,931	(48,104,263)			3,934,673
Balance at ending, Common shares (in shares) at Sep. 30, 2023			13,005,128
Balance at beginning at Dec. 31, 2022			$ 11,628			45,944,478	(38,641,085)			$ 7,315,021
Balance at beginning, Common shares (in shares) at Dec. 31, 2022			11,627,609							11,627,609
Share-based compensation, shares granted						3,206,527				$ 3,206,527
Share-Based Payments to Vendors			$ 140			559,443				559,583
Share-Based Payments to Vendors (in shares)			140,186
Issuance of shares of common stock	$ 602	$ 680		$ 3,543,010	$ 2,399,958			$ 3,543,612	$ 2,400,638
Issuance of shares of common stock (in shares)	601,851	680,252							698,121
Cashless Warrant Exercise			$ 4			(4)
Cashless Warrant Exercise (in shares)			4,080
Warrant Exercise			$ 683			2,218,316				2,218,999
Warrant Exercise (in shares)			682,769
Pre-funded Warrant Exercise			$ 731			(658)				73
Pre-funded Warrant Exercise (in shares)			731,482
Net Loss							(14,577,768)			(14,577,768)
Balance at ending at Dec. 31, 2023			$ 14,468			57,871,070	(53,218,853)			$ 4,666,685
Balance at ending, Common shares (in shares) at Dec. 31, 2023			14,468,229							14,468,229
Balance at beginning at Mar. 31, 2023			$ 11,672			46,843,809	(41,544,042)			$ 5,311,439
Balance at beginning, Common shares (in shares) at Mar. 31, 2023			11,671,795
Share-Based Compensation						806,485				806,485
Issuance of shares of common stock			$ 602			3,543,010				3,543,612
Issuance of shares of common stock (in shares)			601,851
Pre-funded Warrant Exercise			$ 731			(658)				73
Pre-funded Warrant Exercise (in shares)			731,482
Net Loss							(3,445,240)			(3,445,240)
Balance at ending at Jun. 30, 2023			$ 13,005			51,192,646	(44,989,282)			6,216,369
Balance at ending, Common shares (in shares) at Jun. 30, 2023			13,005,128
Share-Based Compensation						833,285				833,285
Net Loss							(3,114,981)			(3,114,981)
Balance at ending at Sep. 30, 2023			$ 13,005			52,025,931	(48,104,263)			3,934,673
Balance at ending, Common shares (in shares) at Sep. 30, 2023			13,005,128
Balance at ending at Dec. 31, 2023			$ 14,468			57,871,070	(53,218,853)			$ 4,666,685
Balance at ending, Common shares (in shares) at Dec. 31, 2023			14,468,229							14,468,229
Share-Based Compensation						894,523				$ 894,523
Share-Based Payments to Vendors			$ 90			305,510				305,600
Share-Based Payments to Vendors (in shares)			90,000
Issuance of shares of common stock			$ 1,140			4,298,334				4,299,474
Issuance of shares of common stock (in shares)			1,139,662
Warrant Exercise			$ 59			210,140				210,199
Warrant Exercise (in shares)			59,211
Net Loss							(4,377,889)			(4,377,889)
Balance at ending at Mar. 31, 2024			$ 15,757			63,579,577	(57,596,742)			5,998,592
Balance at ending, Common shares (in shares) at Mar. 31, 2024			15,757,102
Balance at beginning at Dec. 31, 2023			$ 14,468			57,871,070	(53,218,853)			$ 4,666,685
Balance at beginning, Common shares (in shares) at Dec. 31, 2023			14,468,229							14,468,229
Issuance of shares of common stock (in shares)									1,994,069
Net Loss										$ (11,321,312)
Balance at ending at Sep. 30, 2024			$ 16,770			67,187,389	(64,540,165)			$ 2,663,994
Balance at ending, Common shares (in shares) at Sep. 30, 2024			16,770,378							16,770,378
Balance at beginning at Mar. 31, 2024			$ 15,757			63,579,577	(57,596,742)			$ 5,998,592
Balance at beginning, Common shares (in shares) at Mar. 31, 2024			15,757,102
Share-Based Compensation						1,016,998				1,016,998
Share-Based Payments to Vendors			$ 106			213,394				213,500
Share-Based Payments to Vendors (in shares)			106,000
Issuance of shares of common stock			$ 133			320,078				320,211
Issuance of shares of common stock (in shares)			133,066
Net Loss							(4,121,826)			(4,121,826)
Balance at ending at Jun. 30, 2024			$ 15,996			65,130,047	(61,718,568)			3,427,475
Balance at ending, Common shares (in shares) at Jun. 30, 2024			15,996,168
Share-Based Compensation						345,191				345,191
Share-Based Payments to Vendors			$ 60			121,340				121,400
Share-Based Payments to Vendors (in shares)			60,000
Issuance of shares of common stock			$ 714			1,590,811				1,591,525
Issuance of shares of common stock (in shares)			714,210
Net Loss							(2,821,597)			(2,821,597)
Balance at ending at Sep. 30, 2024			$ 16,770			$ 67,187,389	$ (64,540,165)			$ 2,663,994
Balance at ending, Common shares (in shares) at Sep. 30, 2024			16,770,378							16,770,378